Restructuring and Related Activities - Additional Information (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Nov. 30, 2020
Restructuring Cost and Reserve [Line Items]
Restructuring liability	$ 1,729	$ 2,596
Employee Severance And Other Employee Termination [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring liability			$ 321
Leased Facilities Abandoned [Member] | Discounted Lease Related Restructuring Liability [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring liability			2,228
Equipment Abondoned [Member] | Discounted Lease Related Restructuring Liability [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring liability			$ 768